PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Future benefit payments for the pension benefit plans (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Benefit Plans | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	$ 14
2022	19
2023	17
2024	17
2025	17
2026-2030	75
Pension Benefit Plans | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	6
2022	6
2023	7
2024	7
2025	7
2026-2030	42
U.S. Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	4
2022	4
2023	4
2024	3
2025	3
2026-2030	$ 12